Investment securities (Tables)	12 Months Ended
Dec. 31, 2016
Available For Sale Securities Text Block
	At December 31, 2016
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$844,002	$1,254	$28	$845,228	1.00%
After 1 to 5 years	1,300,729	214	9,551	1,291,392	1.11
Total U.S. Treasury securities	2,144,731	1,468	9,579	2,136,620	1.06
Obligations of U.S. Government sponsored entities
Within 1 year	100,050	102	-	100,152	0.98
After 1 to 5 years	613,293	710	2,505	611,498	1.38
After 5 to 10 years	200	-	-	200	5.64
Total obligations of U.S. Government sponsored entities	713,543	812	2,505	711,850	1.32
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	6,419	-	161	6,258	2.89
After 5 to 10 years	5,000	-	1,550	3,450	3.80
After 10 years	17,605	-	4,542	13,063	7.09
Total obligations of Puerto Rico, States and political subdivisions	29,024	-	6,253	22,771	5.60
Collateralized mortgage obligations - federal agencies
Within 1 year	13	-	-	13	1.23
After 1 to 5 years	18,524	429	28	18,925	2.89
After 5 to 10 years	39,178	428	61	39,545	2.68
After 10 years	1,180,686	6,313	23,956	1,163,043	1.99
Total collateralized mortgage obligations - federal agencies	1,238,401	7,170	24,045	1,221,526	2.02
Mortgage-backed securities
Within 1 year	55	1	-	56	4.76
After 1 to 5 years	19,960	537	43	20,454	3.86
After 5 to 10 years	317,185	3,701	1,721	319,165	2.29
After 10 years	3,805,675	28,772	68,790	3,765,657	2.47
Total mortgage-backed securities	4,142,875	33,011	70,554	4,105,332	2.46
Equity securities (without contractual maturity)	1,246	876	-	2,122	7.94
Other
Within 1 year	8,539	11	-	8,550	1.78
After 5 to 10 years	1,004	31	-	1,035	3.62
Total other	9,543	42	-	9,585	1.97
Total investment securities available-for-sale[1]	$8,279,363	$43,379	$112,936	$8,209,806	1.94%
[1]Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.

	At December 31, 2015
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$24,861	$335	$-	$25,196	4.31%
After 1 to 5 years	1,149,807	365	1,999	1,148,173	1.03
After 5 to 10 years	9,937	22	-	9,959	1.99
Total U.S. Treasury securities	1,184,605	722	1,999	1,183,328	1.11
Obligations of U.S. Government sponsored entities
After 1 to 5 years	919,819	1,337	4,808	916,348	1.33
After 5 to 10 years	250	1	-	251	5.64
After 10 years	23,000	42	-	23,042	3.22
Total obligations of U.S. Government sponsored entities	943,069	1,380	4,808	939,641	1.38
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	7,227	-	199	7,028	3.94
After 5 to 10 years	5,925	-	2,200	3,725	4.02
After 10 years	18,585	-	6,979	11,606	6.99
Total obligations of Puerto Rico, States and political subdivisions	31,737	-	9,378	22,359	5.74
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	21,446	594	37	22,003	2.81
After 5 to 10 years	44,585	733	-	45,318	2.85
After 10 years	1,518,662	8,137	33,283	1,493,516	1.99
Total collateralized mortgage obligations - federal agencies	1,584,693	9,464	33,320	1,560,837	2.02
Mortgage-backed securities
After 1 to 5 years	22,015	987	8	22,994	4.65
After 5 to 10 years	256,097	4,866	1,197	259,766	2.51
After 10 years	2,039,217	34,839	12,620	2,061,436	2.83
Total mortgage-backed securities	2,317,329	40,692	13,825	2,344,196	2.81
Equity securities (without contractual maturity)	1,350	1,053	5	2,398	7.92
Other
After 1 to 5 years	8,911	-	28	8,883	1.71
After 5 to 10 years	1,311	39	-	1,350	3.62
Total other	10,222	39	28	10,233	1.95
Total investment securities available-for-sale[1]	$6,073,005	$53,350	$63,363	$6,062,992	2.07%
[1]Includes $2.4 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $1.5 billion serve as collateral for public funds.

Schedule Of Aggregate Amortized Cost And Fair Value Of Afs By Contractual Maturity [TableTextBlock]
(In thousands)	Amortized cost	Fair value
Within 1 year	$952,659	$953,999
After 1 to 5 years	1,958,925	1,948,527
After 5 to 10 years	362,567	363,395
After 10 years	5,003,966	4,941,763
Total	8,278,117	8,207,684
Equity securities	1,246	2,122
Total investment securities available-for-sale	$8,279,363	$8,209,806

Schedule Of Realized Gains Losses [Table Text Block]
	Years ended December 31,
(In thousands)	2016	2015	2014
Gross realized gains	$378	$226	$4,461
Gross realized losses	-	(85)	(5,331)
Net realized gains (losses) on sale of investment securities available-for-sale	$378	$141	$(870)

Held To Maturity Securities Text Block
	At December 31, 2016
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$3,105	$-	$1,240	$1,865	5.90%
After 1 to 5 years	14,540	-	5,957	8,583	6.02
After 5 to 10 years	18,635	-	7,766	10,869	6.20
After 10 years	59,747	1,368	8,892	52,223	1.91
Total obligations of Puerto Rico, States and political subdivisions	96,027	1,368	23,855	73,540	3.49
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	74	4	-	78	5.45
Total collateralized mortgage obligations - federal agencies	74	4	-	78	5.45
Other
Within 1 year	1,000	-	3	997	1.65
After 1 to 5 years	1,000	-	39	961	2.44
Total other	2,000	-	42	1,958	2.05
Total investment securities held-to-maturity[1]	$98,101	$1,372	$23,897	$75,576	3.46%
[1]Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.

	At December 31, 2015
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,920	$-	$291	$2,629	5.90%
After 1 to 5 years	13,655	-	5,015	8,640	5.98
After 5 to 10 years	20,020	-	8,020	12,000	6.14
After 10 years	62,222	3,604	8,280	57,546	2.08
Total obligations of Puerto Rico, States and political subdivisions	98,817	3,604	21,606	80,815	3.55
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	86	5	-	91	5.45
Total collateralized mortgage obligations - federal agencies	86	5	-	91	5.45
Other
After 1 to 5 years	2,000	-	17	1,983	1.81
Total other	2,000	-	17	1,983	1.81
Total investment securities held-to-maturity[1]	$100,903	$3,609	$21,623	$82,889	3.52%
[1]Includes $57.2 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.

Schedule Of Aggregate Amortized Cost And Fair Value Of Htms By Contractual Maturity [Table Text Block]
(In thousands)	Amortized cost	Fair value
Within 1 year	$4,105	$2,862
After 1 to 5 years	15,540	9,544
After 5 to 10 years	18,709	10,947
After 10 years	59,747	52,223
Total investment securities held-to-maturity	$98,101	$75,576

Available For Sale Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2016
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$1,162,110	$9,579	$-	$-	$1,162,110	$9,579
Obligations of U.S. Government sponsored entities	430,273	2,426	3,126	79	433,399	2,505
Obligations of Puerto Rico, States and political
subdivisions	6,258	161	16,512	6,092	22,770	6,253
Collateralized mortgage obligations - federal agencies	505,503	8,112	339,236	15,933	844,739	24,045
Mortgage-backed securities	3,537,606	70,173	15,113	381	3,552,719	70,554
Total investment securities available-for-sale in an
unrealized loss position	$5,641,750	$90,451	$373,987	$22,485	$6,015,737	$112,936

	At December 31, 2015
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$589,689	$1,999	$-	$-	$589,689	$1,999
Obligations of U.S. Government sponsored entities	390,319	2,128	181,744	2,680	572,063	4,808
Obligations of Puerto Rico, States and political
subdivisions	884	164	19,490	9,214	20,374	9,378
Collateralized mortgage obligations - federal agencies	331,501	4,446	814,195	28,874	1,145,696	33,320
Mortgage-backed securities	1,641,663	12,992	22,362	833	1,664,025	13,825
Equity securities	45	5	-	-	45	5
Other	8,883	28	-	-	8,883	28
Total investment securities available-for-sale in an
unrealized loss position	$2,962,984	$21,762	$1,037,791	$41,601	$4,000,775	$63,363

Schedule Of Securities Aggregate Amortized Cost Exceed 10 Of Stockholders Equity [Table Text Block]
	2016		2015

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$3,255,844	$3,211,443	$2,649,860	$2,633,899
Freddie Mac	1,381,197	1,361,933	1,088,691	1,079,956

Held To Maturity Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2016
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$31,294	$1,702	$30,947	$22,153	$62,241	$23,855
Other	491	9	1,217	33	1,708	42
Total investment securities held-to-maturity in an unrealized
loss position	$31,785	$1,711	$32,164	$22,186	$63,949	$23,897

	At December 31, 2015
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$-	$-	$33,334	$21,606	$33,334	$21,606
Other	1,483	17	-	-	1,483	17
Total investment securities held-to-maturity in an unrealized
loss position	$1,483	$17	$33,334	$21,606	$34,817	$21,623